World Omni Auto Receivables Trust 2011-B	Exhibit 99.1
Monthly Servicer Certificate
December 31, 2014

Dates Covered
Collections Period	12/01/14 - 12/31/14
Interest Accrual Period	12/15/14 - 01/14/15
30/360 Days	30
Actual/360 Days	31
Distribution Date	01/15/15

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 11/30/14	133,290,629.90	13,753
Yield Supplement Overcollateralization Amount at 11/30/14	1,698,824.43	0
Receivables Balance at 11/30/14	134,989,454.33	13,753
Principal Payments	7,678,687.70	277
Defaulted Receivables	202,738.99	15
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 12/31/14	1,520,667.08	0
Pool Balance at 12/31/14	125,587,360.56	13,461

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	747,078,780.66	40,924

Pool Factor	17.01%

Prepayment ABS Speed	1.21%

Overcollateralization Target Amount	7,242,800.30
Actual Overcollateralization	7,242,800.30

Weighted Average APR	4.25%
Weighted Average APR, Yield Adjusted	5.59%
Weighted Average Remaining Term	27.14

Delinquent Receivables:
Past Due 31-60 days	3,594,239.08	297
Past Due 61-90 days	864,341.59	66
Past Due 91 + days	200,539.57	19
Total	4,659,120.24	382

Total 31+ Delinquent as % Ending Pool Balance	3.71%

Recoveries	109,964.66

Aggregate Net Losses/(Gains) - December 2014	92,774.33
Current Net Loss Ratio (Annualized)	0.82%

Cumulative Net Loss as a % Aggregate Starting Principal Balance	1.00%

Flow of Funds	$ Amount

Collections	8,264,030.40
Advances	(1,451.36)
Investment Earnings on Cash Accounts	1,139.66
Servicing Fee	(112,491.21)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	8,151,227.49

Distributions of Available Funds
(1) Class A Interest	112,472.59
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	31,668.45
(4) Second Priority Principal Distributable Amount	460,469.04
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	7,242,800.30
(7) Distribution to Certificateholders	303,817.11
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	8,151,227.49

Servicing Fee	112,491.21
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	685,531,000.00
Original Class B	19,193,000.00

Total Class A & B
Note Balance @ 12/15/14	126,047,829.60
Principal Paid	7,703,269.34
Note Balance @ 01/15/15	118,344,560.26

Class A-1
Note Balance @ 12/15/14	0.00
Principal Paid	0.00
Note Balance @ 01/15/15	0.00
Note Factor @ 01/15/15	0.0000000%

Class A-2
Note Balance @ 12/15/14	0.00
Principal Paid	0.00
Note Balance @ 01/15/15	0.00
Note Factor @ 01/15/15	0.0000000%

Class A-3
Note Balance @ 12/15/14	19,323,829.60
Principal Paid	7,703,269.34
Note Balance @ 01/15/15	11,620,560.26
Note Factor @ 01/15/15	4.7821236%

Class A-4
Note Balance @ 12/15/14	87,531,000.00
Principal Paid	0.00
Note Balance @ 01/15/15	87,531,000.00
Note Factor @ 01/15/15	100.0000000%

Class B
Note Balance @ 12/15/14	19,193,000.00
Principal Paid	0.00
Note Balance @ 01/15/15	19,193,000.00
Note Factor @ 01/15/15	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	144,141.04
Total Principal Paid	7,703,269.34
Total Paid	7,847,410.38

Class A-1
Coupon	0.41126%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.65000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.96000%
Interest Paid	15,459.06
Principal Paid	7,703,269.34
Total Paid to A-3 Holders	7,718,728.40

Class A-4
Coupon	1.33000%
Interest Paid	97,013.53
Principal Paid	0.00
Total Paid to A-4 Holders	97,013.53

Class B
Coupon	1.98000%
Interest Paid	31,668.45
Principal Paid	0.00
Total Paid to B Holders	31,668.45

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.2045354
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	10.9309025
Total Distribution Amount	11.1354379

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0636175
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	31.7006969
Total A-3 Distribution Amount	31.7643144

A-4 Interest Distribution Amount	1.1083334
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.1083334

B Interest Distribution Amount	1.6500000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.6500000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	59.78
Noteholders' Principal Distributable Amount	940.22

Account Balances	$ Amount

Advances
Balance as of 11/30/14	39,259.67
Balance as of 12/31/14	37,808.31
Change	(1,451.36)

Reserve Account
Balance as of 12/15/14	1,810,700.07
Investment Earnings	230.69
Investment Earnings Paid	(230.69)
Deposit/(Withdrawal)	-
Balance as of 01/15/15	1,810,700.07
Change	-

Required Reserve Amount	1,810,700.07